Cloud, Neff Capital Appreciation Fund
Schedule of Investments - November 30, 2001 (Unaudited)

Common Stocks - 85.1%                                                 Shares                       Value

Biological Products (No Diagnostic Substances) - 5.3%
Biotech Holders Trust Depositary Receipt (a)                              2,000                     $ 275,800
                                                                                              ----------------

Cable & Other Pay Television Services - 1.2%
Comcast Corp. - Class A                                                   1,600                        60,800
                                                                                              ----------------

Calculation & Accounting Machines
  (No Electronic Computers) - 0.4%
NCR Corp. (a)                                                               572                        21,982
                                                                                              ----------------

Communications Equipment, NEC - 0.1%
McDATA Corp. - Class A (a)                                                  172                         4,319
                                                                                              ----------------

Computer Communications Equipment - 3.6%
Adaptec, Inc. (a)                                                         2,298                        31,552
Cisco Systems, Inc. (a)                                                   3,084                        63,037
Enterasys Networks, Inc. (a)                                              1,825                        18,086
Foundry Networks, Inc. (a)                                                2,464                        24,640
Juniper Networks, Inc. (a)                                                1,350                        33,183
Riverstone Networks, Inc. (a)                                               936                        14,676
                                                                                              ----------------
                                                                                                      185,174
                                                                                              ----------------
Computer Integrated Systems Design - 1.8%
Computer Sciences Corp. (a)                                                 419                        19,965
Network Appliance, Inc. (a)                                               2,735                        42,201
Unisys Corp.                                                              1,471                        17,505
Yahoo, Inc. (a)                                                           1,023                        15,928
                                                                                              ----------------
                                                                                                       95,599
                                                                                              ----------------
Computer Peripheral Equipment - 1.0%
Symbol Technologies, Inc.                                                   808                        13,429
Xerox Corp.                                                               4,355                        36,582
                                                                                              ----------------
                                                                                                       50,011
                                                                                              ----------------
Computer Storage Devices - 0.8%
EMC Corp. (a)                                                             2,642                        44,359
                                                                                              ----------------

Computer Terminal Manufacturing - 0.1%
Palm, Inc. (a)                                                            1,438                         5,019
                                                                                              ----------------

Computers & Office Equipment - 1.6%
Compaq Computer Corp.                                                     1,283                        13,022
Hewlett Packard Co.                                                         862                        18,956
International Business Machines Corp.                                       236                        27,279
Lexmark International, Inc. (a)                                             500                        25,835
                                                                                              ----------------
                                                                                                       85,092
                                                                                              ----------------
Drawing & Insulating Nonferrous Wire - 0.7%
Andrew Corp. (a)                                                          1,639                        34,435
                                                                                              ----------------
Cloud, Neff Capital Appreciation Fund
Schedule of Investments - November 30, 2001 (Unaudited) -continued

Common Stocks - 85.1% - continued                                     Shares                       Value

Electrical Industrial Apparatus - 0.6%
American Power Conversion Corp. (a)                                       2,139                      $ 29,433
                                                                                              ----------------

Electronic Computer Manufacturing - 2.7%
Dell Computer Corp. (a)                                                   2,198                        61,390
Gateway, Inc. (a)                                                         1,587                        14,917
Sun Microsystems, Inc. (a)                                                4,523                        64,408
                                                                                              ----------------
                                                                                                      140,715
                                                                                              ----------------
Electronic Computers - 1.8%
Amphenol Corp. - Class A (a)                                              1,000                        47,400
Apple Computer, Inc.                                                      1,333                        28,393
Molex, Inc.                                                                 662                        19,026
                                                                                              ----------------
                                                                                                       94,819
                                                                                              ----------------
Finance Services - 0.6%
First Data Corp.                                                            402                        29,442
                                                                                              ----------------

General Industrial Machinery & Equipment - 2.5%
Tyco International Ltd.                                                   1,100                        64,680
Zebra Technologies Corp. - Class A (a)                                    1,300                        66,625
                                                                                              ----------------
                                                                                                      131,305
                                                                                              ----------------
Instruments for Measuring & Testing of Electricity
  & Electric Signals - 1.2%
Agilent Technologies, Inc. (a)                                              653                        17,807
Tektronix, Inc.                                                           1,000                        22,480
Teradyne, Inc. (a)                                                          806                        22,455
                                                                                              ----------------
                                                                                                       62,742
                                                                                              ----------------
Laboratory Analytical Instruments - 1.3%
Cytyc Corp. (a)                                                           2,700                        65,988
                                                                                              ----------------

Oil & Gas Well Drilling - 3.1%
Globalsantafe Corp.                                                       6,639                       160,664
                                                                                              ----------------

Optical Instruments & Lenses - 1.6%
KLA-Tencor Corp. (a)                                                      1,667                        83,733
                                                                                              ----------------

Printed Circuit Board Manufacturing - 2.7%
Jabil Circuit, Inc. (a)                                                   2,790                        73,377
Sanmina Corp. (a)                                                           870                        18,618
Solectron Corp. (a)                                                       3,419                        50,259
                                                                                              ----------------
                                                                                                      142,254
                                                                                              ----------------
Radio & TV Broadcasting & Communications Equipment - 3.8%
Motorola, Inc.                                                            3,941                        65,184
Nokia Corp.                                                               2,400                        55,224
QUALCOMM, Inc. (a)                                                        1,109                        65,120
Scientific Atlanta, Inc.                                                    542                        14,575
                                                                                              ----------------
                                                                                                      200,103
                                                                                              ----------------
Cloud, Neff Capital Appreciation Fund
Schedule of Investments - November 30, 2001 (Unaudited) -continued

Common Stocks - 85.1% - continued                                     Shares                       Value

Prepackaged Software - 8.9%
Adobe Systems, Inc.                                                       1,891                      $ 60,663
Autodesk, Inc.                                                              651                        24,217
BMC Software, Inc. (a)                                                      840                        14,070
Brocade Communications Systems, Inc. (a)                                  1,956                        64,157
Citrix Systems, Inc. (a)                                                    957                        21,408
Computer Associates International, Inc.                                     796                        26,483
Compuware Corp. (a)                                                       2,478                        27,704
Intuit, Inc. (a)                                                            565                        24,803
Mercury Interactive Corp. (a)                                               424                        13,055
Microsoft Corp. (a)                                                       1,086                        69,732
Novell, Inc. (a)                                                          3,962                        16,878
Oracle Corp. (a)                                                          1,169                        16,401
Parametric Technology Corp. (a)                                           1,970                        17,238
Peoplesoft, Inc.                                                            734                        25,624
Roxio, Inc. (a)                                                             378                         5,473
Sapient Corp. (a)                                                         1,923                        12,076
Siebel Systems, Inc. (a)                                                    560                        12,516
Veritas Software Corp. (a)                                                  354                        13,768
                                                                                              ----------------
                                                                                                      466,266
                                                                                              ----------------
Security Brokers, Dealers & Flotation Companies - 14.6%
Phamaceutical Holdrs Trust Depository Rcpt                                7,400                       758,130
                                                                                              ----------------

Semiconductors & Related Devices - 15.5%
Advanced Micro Devices, Inc. (a)                                          1,193                        16,177
Altera Corp. (a)                                                            985                        22,419
Analog Devices, Inc. (a)                                                    607                        25,798
Applied Micro Circuits Corp. (a)                                          2,046                        27,887
Broadcom Corp. (a)                                                          921                        40,515
Conexant Systems, Inc. (a)                                                1,923                        28,633
Intel Corp.                                                               2,098                        68,521
JDS Uniphase Corp. (a)                                                       78                           786
Linear Technology Corp.                                                   1,853                        76,029
LSI Logic Corp. (a)                                                       3,642                        59,182
Maxim Integrated Products, Inc. (a)                                       1,573                        86,216
Microchip Technology, Inc. (a)                                            2,100                        75,831
Micron Technology, Inc.                                                     696                        18,903
National Semiconductor Corp. (a)                                          1,152                        34,710
PMC-Sierra, Inc. (a)                                                      1,070                        24,385
Q Logic Corp. (a)                                                           642                        31,747
Texas Instruments, Inc.                                                   1,472                        47,177
TriQuint Semiconductor, Inc. (a)                                          3,180                        50,562
Vitesse Semiconductor Corp. (a)                                             598                         7,290
Xilinx, Inc. (a)                                                          1,772                        63,987
                                                                                              ----------------
                                                                                                      806,755
                                                                                              ----------------
Services-Computer Processing & Data Preparation - 0.5%
Arbitron, Inc. (a)                                                          238                         7,150
IMS Health, Inc.                                                            925                        18,944
                                                                                              ----------------
                                                                                                       26,094
                                                                                              ----------------
Cloud, Neff Capital Appreciation Fund
Schedule of Investments - November 30, 2001 (Unaudited) -continued

Common Stocks - 85.1% - continued                                     Shares                       Value

Services - Computer Programming, Data Processing, Etc. - 0.9%
AOL Time Warner, Inc. (a)                                                   568                      $ 19,823
Electronics Data Systems Corp.                                              387                        26,788
                                                                                              ----------------
                                                                                                       46,611
                                                                                              ----------------
Services-Management Consulting Services - 0.4%
Ceridian Corp.                                                            1,194                        21,850
                                                                                              ----------------

Special Industry Machinery - 2.3%
Applied Materials, Inc. (a)                                               1,569                        62,352
Novellus Systems, Inc. (a)                                                1,571                        59,808
                                                                                              ----------------
                                                                                                      122,160
                                                                                              ----------------
Telephone & Telegraph Apparatus - 2.2%
ADC Telecommunications, Inc. (a)                                          2,760                        12,254
CIENA Corp. (a)                                                           2,324                        41,251
Comverse Technology, Inc. (a)                                               327                         6,994
Corning, Inc.                                                             2,442                        23,028
Sycamore Networks, Inc. (a)                                               1,790                         9,380
Tellabs, Inc. (a)                                                         1,578                        24,112
                                                                                              ----------------
                                                                                                      117,019
                                                                                              ----------------
Telephone Communications (No Radio Telephone) - 0.6%
Covad Communications Group, Inc. (a)                                      2,000                         1,920
Exodus Communications, Inc. (a)                                           4,027                           403
Lucent Technologies, Inc.                                                 2,083                        15,248
Nortel Networks Corp.                                                     1,352                        10,545
XO Communications, Inc. (a)                                               2,700                         2,781
                                                                                              ----------------
                                                                                                       30,897
                                                                                              ----------------
Television Broadcasting Stations - 0.7%
Univision Communications, Inc. - Class A (a)                              1,000                        35,610
                                                                                              ----------------

TOTAL COMMON STOCKS (Cost $7,813,356)                                                               4,435,180
                                                                                              ----------------

Mutual Funds - 12.5%
S&P 500 Depository Receipts                                               2,625                       299,381
Financial Select Sector SPDR Fund SHS Ben Int-Fin                        13,500                       349,785
                                                                                              ----------------
TOTAL MUTUAL FUNDS (Cost $649,072)                                                                    649,166
                                                                                              ----------------

Money Market Securities - 2.5%
Huntington Money Fund - Investment A, 1.24% (b) (Cost $131,015)         131,015                       131,015
                                                                                              ----------------

TOTAL INVESTMENTS - 100.1%  (Cost $8,593,443)                                                       5,215,361
                                                                                              ----------------
Liabilities in excess of other assets - (0.1)%                                                         (4,956)
                                                                                              ----------------
TOTAL NET ASSETS - 100.0%                                                                         $ 5,210,405
                                                                                              ================

See accompanying notes which are an integral part of the financial statements.
(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2001.
(c) American Depositary Receipt

Cloud, Neff Capital Appreciation Fund
Statement of Assets & Liabilities
November 30, 2001 (Unaudited)

Assets
Investment in securities, at value (cost $8,593,443)                                      $ 5,215,361
Dividends receivable                                                                              717
Interest receivable                                                                               580
Receivable from investment adviser                                                              2,917
                                                                                 ---------------------
     Total assets                                                                           5,219,575
                                                                                 ---------------------

Liabilities
Accrued investment advisory fee                                                                 8,468
Other payables and accrued expenses                                                               702
                                                                                 ---------------------
     Total liabilities                                                                          9,170
                                                                                 ---------------------

Net Assets                                                                                $ 5,210,405
                                                                                 =====================

Net Assets consist of:
Paid-in capital                                                                            11,024,067
Accumulated net investment loss                                                               (75,589)
Accumulated net realized loss on investments                                               (2,359,991)
Net unrealized depreciation on investments                                                 (3,378,079)
                                                                                 ---------------------

Net Assets,  for 1,074,146 shares                                                         $ 5,210,408
                                                                                 =====================

Net Asset Value

Net Assets Value,
Offering price and redemption price per share ($5,210,408 / 1,074,146)                         $ 4.85
                                                                                 =====================

See accompanying notes which are an integral part of the financial statements.

Cloud, Neff Capital Appreciation Fund
Statement of Operations
for the six months ended November 30, 2001 (Unaudited)

Investment Income
Dividend income                                                                                  $ 2,321
Interest income                                                                                    2,313
                                                                                       ------------------
Total Income                                                                                       4,634
                                                                                       ------------------

Expenses
Investment advisory fee                                                                           53,446
Administration fees                                                                               11,553
Transfer agent fees                                                                                5,427
Pricing & bookkeeping fees                                                                         4,723
Audit fees                                                                                         2,374
Custodian fees                                                                                     1,941
Shareholder reports                                                                                  979
Legal fees                                                                                         1,186
Registration fees                                                                                    672
Trustees' fees                                                                                       615
Insurance expense                                                                                    224
                                                                                       ------------------
Total Operating Expenses                                                                          83,140
Reimbursed Expenses                                                                               (2,917)
                                                                                       ------------------
Net Operating Expenses                                                                            80,223

Net Investment Loss                                                                              (75,589)
                                                                                       ------------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                                      (674,704)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                     (238,694)
                                                                                       ------------------
Net realized and unrealized gain (loss) on investment securities                                (913,398)
                                                                                       ------------------

Net decrease in net assets resulting from operations                                          $ (988,987)
                                                                                       ==================

See accompanying notes which are an integral part of the financial statements.

Cloud, Neff Capital Appreciation Fund
Statement of Changes In Net Assets


                                                                               Six months ended
                                                                                November 30, 2001        Year ended
                                                                                  (Unaudited)           May 31, 2001
                                                                              --------------------   --------------------

Increase/(Decrease) in Net Assets
Operations
  Net investment loss                                                                   $ (75,589)            $ (182,614)
  Net realized loss on investment securities                                             (674,704)            (1,685,288)
  Change in net unrealized appreciation (depreciation)                                   (238,694)            (3,139,385)
                                                                              --------------------   --------------------
  Net decrease in net assets resulting from operations                                   (988,987)            (5,007,287)
                                                                              --------------------   --------------------
Distributions
   From net investment income                                                                   0                      0
   From net realized gain                                                                       0                      0
                                                                              --------------------   --------------------
   Total distributions                                                                          0                      0
                                                                              --------------------   --------------------
Capital Share Transactions
  Proceeds from shares sold                                                               441,775             12,257,524
  Reinvestment of distributions                                                                 0                      0
  Amount paid for shares repurchased                                                     (696,711)              (795,906)
                                                                              --------------------   --------------------
  Net increase (decrease) in net assets resulting
    from capital share transactions                                                      (254,936)            11,461,618
                                                                              --------------------   --------------------
Total increase (decrease) in net assets                                                (1,243,923)             6,454,331

Net Assets
  Beginning of period                                                                   6,454,331                      0
                                                                              --------------------   --------------------
  End of period [including accumulated net
    investment loss of  $75,589 and $0, respectively]                                 $ 5,210,408            $ 6,454,331
                                                                              ====================   ====================

Capital Share Transactions
  Shares sold                                                                              93,931              1,243,926
  Shares issued in reinvestment of distributions                                                0                      0
  Shares repurchased                                                                     (146,316)              (117,395)
                                                                              --------------------   --------------------

  Net increase (decrease) from capital transactions                                       (52,385)             1,126,531
                                                                              ====================   ====================

See accompanying notes which are an integral part of the financial statements.

Cloud, Neff Capital Appreciation Fund
Financial Highlights



                                                                              Six months ended
                                                                              November 30, 2001     Year ended
                                                                               (Unaudited)         May 31, 2001
                                                                             -----------------   -----------------
Selected Per Share Data
Net asset value, beginning of period                                                   $ 5.73             $ 10.00
                                                                             -----------------   -----------------
Income from investment operations:
  Net investment income (loss)                                                          (0.07)              (0.19)
  Net realized and unrealized gain (loss) on investments                                (0.81)              (4.08)
                                                                             -----------------   -----------------
Total from investment operations                                                        (0.88)              (4.27)
                                                                             -----------------   -----------------

Net asset value, end of period                                                         $ 4.85              $ 5.73
                                                                             =================   =================

Total Return (a)                                                                       (15.36)%            (42.70)%

Ratios and Supplemental Data
Net assets, end of period (000)                                                        $5,210              $6,454
Ratio of expenses to average net assets                                                 3.00% (b)           2.97%
Ratio of expenses to average net assets
  before reimbursement                                                                  3.11% (b)           3.09%
Ratio of net investment income to
   average net assets                                                                 (2.83)% (b)          (2.37)%
Ratio of net investment income to average
  net assets before reimbursement                                                     (2.94)% (b)          (2.49)%
Portfolio turnover rate                                                                27.20%             125.70%

See accompanying notes which are an integral part of the financial statements.
(a) For a period of less than one full year total return is not annualized.
(b) Annualized.


                      Cloud, Neff Capital Appreciation Fund
                          Notes to Financial Statements
                          November 30, 2001 (Unaudited)

NOTE 1.  ORGANIZATION

      The Cloud, Neff Capital Appreciation Fund (the "Fund") was organized as a series of the AmeriPrime Advisors Trust (the "Trust") on April 10, 2000 and commenced operations on June 1, 2000. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is long-term capital appreciation. The investment adviser to the Fund is Cloud, Neff & Associates, Inc. (the "Adviser")


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Adviser the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                      Cloud, Neff Capital Appreciation Fund
                          Notes to Financial Statements
                    November 30, 2001 (Unaudited) - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Cloud, Neff & Associates, Inc., to manage the Fund's investments. Cloud, Neff & Associates, Inc. was founded in 1990 by Richard R. Cloud and David L. Neff, CPA. David L. Neff is the President of the Adviser. Richard R. Cloud is the Vice President of the Adviser and has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception. David L. Neff may be deemed to control the Adviser due to his respective share of the ownership of the Adviser.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.00% of the average daily net assets of the Fund. For the six months ended November 30, 2001, the Adviser earned fees of $53,446 from the Fund. The Advisor has contractually agreed to waive management fees and/or reimburse the Fund for expenses it incurs, but only to the extent necessary to maintain the Fund's operating expenses at 3.00% of its average daily net assets through September 30, 2002. For the six months ended November 30, 2001, the Adviser reimbursed expenses of $2,917.

   The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets up to $50 million, 0.075% of the Fund's average daily net assets from $50 million to $100 million, and 0.050% of the Fund's average daily net assets over $100 million. For the six months ended November 30, 2001, Unified earned fees of $11,553 from the Fund for administrative services provided to the Fund. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified earned a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900). For the six months ended November 30, 2001, Unified earned fees of $4,386 from the Fund for transfer agent services provided to the Fund and fees of $1,041 from the Fund for out-of-pocket expenses. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the six months ended November 30, 2001, Unified earned fees of $4,723 from the Fund for fund accounting services provided to the Fund.

     The Fund retains Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to the distributor during the six months ended November 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.


NOTE 4.  INVESTMENTS

     For the six months ended November 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $1,401,061 and $1,682,910, respectively. As of November 30, 2001, the gross unrealized appreciation for all securities totaled $159,211 and the gross unrealized depreciation for all securities totaled $3,537,291 for a net unrealized depreciation of $3,378,080. The aggregate cost of securities for federal income tax purposes at November 30, 2001 was $8,593,443.


                      Cloud, Neff Capital Appreciation Fund
                          Notes to Financial Statements
                    November 30, 2001 (Unaudited) - continued


NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2001, National Investor Services Corp. held 100% of the Fund in an omnibus account for the benefit of others.

Paragon Dynamic Fortress Fund
Schedule of Investments - November 30, 2001 (Unaudited)
Common Stocks - 46.8%                               Shares                 Value

Aerospace & Defense - 0.6%
Lockheed Martin Corp.                                   1,300               $ 60,385
                                                                       --------------

Agriculture - 0.5%
Fresh Del Monte Produce (a)                             4,300                 58,867
                                                                       --------------

Apparel & Other Finished Products Of Fabrics & Similar Material - 0.3%
Tandy Brands Accessories, Inc. (a)                      3,700                 27,158
                                                                       --------------

Biological Products (No Diagnostic Substances) - 1.2%
NABI (a)                                                7,900                 71,495
Sangstat Medical Corp. (a)                              2,900                 57,449
                                                                       --------------
                                                                             128,944
                                                                       --------------
Blank Checks - 3.8%
Energizer Holdings, Inc. (a)                            2,600                 48,100
Merrill Lynch Broadband Holdrs Trust (a)               19,700                366,814
                                                                       --------------
                                                                             414,914
                                                                       --------------
Communications Services - 0.7%
Metro One Telecommunications, Inc. (a)                  2,100                 72,198
                                                                       --------------

Computer Communications Equipment - 0.0%
Avistar Communications Corp. (a)                        1,000                  2,100
                                                                       --------------

Computer Storage Devices - 0.5%
Overland Data, Inc. (a)                                 6,400                 53,120
                                                                       --------------

Constuction Special Trade Contractors - 0.4%
Matrix Service Co. (a)                                  6,800                 47,524
                                                                       --------------

Consumer Durables - 0.5%
Helen of Troy LTD.                                      5,200                 55,640
                                                                       --------------

Electrical Services - 1.7%
Dominion Resources, Inc. VA                             1,700                 99,365
NRG Energy, Inc. (a)                                    5,100                 86,292
                                                                       --------------
                                                                             185,657
                                                                       --------------
Electronics Components & Accessories - 0.9%
Mercury Computer Systems, Inc. (a)                      2,200                101,552
                                                                       --------------

Financial Services-Miscellaneous Financial Services - 3.5%
Diamonds Trust Series I                                 3,900                384,501
                                                                       --------------

Finance Lessors - 0.2%
PDS Gaming Corp. (a)                                    8,200                 26,240
                                                                       --------------

Fire, Marine & Casualty Insurance - 1.4%
Kingsway Financial Services, Inc. (a)                   4,800                 52,128
Progressive Corp.                                         700                102,571
                                                                       --------------
                                                                             154,699
                                                                       --------------
Footwear, (No Rubber) - 0.3%
Rocky Shoes & Boots, Inc. (a)                           5,000                 30,250
                                                                       --------------

General Industrial Machinery & Equipment - 1.1%
Tyco International LTD                                  2,000                117,600
                                                                       --------------





Paragon Dynamic Fortress Fund
Schedule of Investments - November 30, 2001 (Unaudited) - continued

Common Stocks - 46.8% - continued                    Shares                Value

Hospital & Medical Service Plans - 1.5%
American Medical Security Group, Inc.                   2,200               $ 22,440
Pacificare Health Systems, Inc. - Class B (a)           5,000                 87,750
Sierra Health Services, Inc. (a)                        5,800                 51,910
                                                                       --------------
                                                                             162,100
                                                                       --------------
Industrial Inorganic Chemicals - 0.7%
Ciba Specialty Chemicals Holding, Inc. FI (b)             800                 25,600
International Specialty Products, Inc.                  5,900                 48,970
                                                                       --------------
                                                                              74,570
                                                                       --------------
Local Telecom & Private Transmission Services - 0.6%
Korea Telecom Corp. (b)                                 3,000                 69,750
                                                                       --------------

Lumber, Wood Production & Timber  - 0.2%
Masisa S.A. (b)                                         1,600                 19,280
                                                                       --------------

Manufacturers - Diversified - 0.9%
Griffon Corp. (a)                                       7,200                101,160
                                                                       --------------

Metals & Mining - Gold & Silver & Other Precious Metals - 0.1%
Durban Rhoodeport Deep, Ltd. (b)                       13,000                 15,340
                                                                       --------------

Mining, Quarrying of Nonmetallic Minerals (No Fuels)  - 0.3%
Amcol International Corp                                4,800                 27,696
                                                                       --------------

Mortgage Bankers & Loan Correspondents  - 2.3%
American Home Mortgage Holdings, Inc.                   3,900                 56,355
Countrywide Credit Industries, Inc.                     1,300                 55,224
Greenpoint Financial Corp.                              3,200                114,688
Resource Bancshares Mtg. Group, Inc.                    1,900                 19,209
                                                                       --------------
                                                                             245,476
                                                                       --------------
Motor Vehicles & Passenger Car Bodies - 0.9%
Oshkosh Truck Corp.                                     2,400                102,480
                                                                       ---------------

National Commercial Banks - 0.2%
First United Corp.                                        500                  8,050
Sandy Spring Bancorp, Inc.                                400                 16,460
                                                                       --------------
                                                                              24,510
                                                                       --------------
Office Furniture (No Wood) - 0.1%
Mity Enterprises, Inc. (a)                              1,600                 12,992
                                                                       --------------

Oil & Gas Exploration & Production - 1.0%
Petroleo Brasileiro (b)                                 5,300                106,795
                                                                       --------------

Oil & Gas Filed Machinery & Equipment - 0.1%
Gulfmark Offshore, Inc. (a)                               600                 16,182
                                                                       --------------

Ophthalmic Goods - 1.0%
Sola International, Inc. (a)                            5,900                106,318
                                                                       --------------

Personal Credit Institutions - 0.9%
USA Education, Inc.                                     1,200                102,084
                                                                       --------------

Pharmaceutical Preparations - 0.2%
Connetics Corp. (a)                                     2,200                 23,210
                                                                       --------------

Plastics, Materials, Synth Resin & Nonvulcan Elastomers - 0.4%
Rogers Corp. (a)                                        1,400                 44,772
                                                                       --------------


Paragon Dynamic Fortress Fund
Schedule of Investments - November 30, 2001 (Unaudited) - continued

Common Stocks - 46.8% - continued                    Shares                Value

Plastics Products - 0.8%
Associated Materials, Inc.                              2,800               $ 89,600
                                                                       --------------

Real Estate Investment Trusts - 0.1%
Thornburg Mortgage, Inc.                                  600                 10,590
                                                                       --------------

Retail-Auto Dealers & Gasoline Stations - 0.2%
Lithia Motors, Inc. (a)                                 1,300                 25,350
                                                                       --------------

Retail-Building Materials. Hardware, Garden Supply - 0.8%
Tractor Supply Co. (a)                                  2,800                 82,180
                                                                       --------------

Savings Institution, Federally Chartered - 0.4%
Flagstar Bancorp, Inc.                                    600                 13,188
Staten Island Bancorp, Inc.                             2,000                 29,600
                                                                       --------------
                                                                              42,788
                                                                       --------------
Semiconductors & Related Devices - 1.2%
OSI Systems, Inc. (a)                                   7,200                133,704
                                                                       --------------

Services-Business Services - 1.0%
Mcafee.com Corp. (a)                                    3,600                 85,716
Sciquest.com, Inc. (a)                                 22,000                 26,400
                                                                       --------------
                                                                             112,116
                                                                       --------------
Services - Computer Processing & Data Preparation - 0.0%
CyBear, Inc. (a)                                            6                      2
                                                                       --------------

Services-Computer Programming Services - 0.8%
Fargo Electronics, Inc. (a)                            12,100                 81,675
                                                                       --------------

Services-Management Consulting Services - 0.3%
Exponent, Inc.  (a)                                     3,000                 29,880
                                                                       --------------

Services-Misc Health Allied Services - 0.7%
Davita, Inc. (a)                                        3,500                 79,275
                                                                       --------------

Services-Personal Services - 0.5%
Unifirst Corp.                                          2,500                 49,950
                                                                       --------------

Services - Prepackaged Software - 1.9%
Computer Associates International, Inc.                 3,300                109,791
Kronos, Inc. (a)                                        2,250                 96,975
                                                                       --------------
                                                                             206,766
                                                                       --------------
Services-Video Tape Rental  -0.6%
Blockbuster, Inc.                                       2,500                 65,750
                                                                       --------------

Short-term Business Credit Institutions - 0.9%
Actrade Financial Technologies LTD (a)                  3,300                 92,730
                                                                       --------------

State Commercial Bank - 0.1%
Iberiabank Corp.                                          300                  8,160
                                                                       --------------

Telephone Communications (No Radio Telephone) - 1.4%
Commonwealth Telephone Enterprises, Inc. (a)              900                 41,274
Illuminet Holdings, Inc. (a)                            1,500                 52,140
Net2phone, Inc. (a)                                     9,800                 53,410
                                                                       --------------
                                                                             146,824
                                                                       --------------
Telephone & Telegraph Apparatus - 0.4%
Westell Technologies, Inc. (a)                         21,000                 46,410
                                                                       --------------

Paragon Dynamic Fortress Fund
Schedule of Investments - November 30, 2001 (Unaudited) - continued

Common Stocks - 46.8% - continued                    Shares                Value

Textile Mill Products - 1.3%
U. S. Home & Garden, Inc. (a)                          11,700               $143,325
                                                                       --------------

Title Insurance - 0.9%
Stewart Information Services Corp.                      4,700                 95,363
                                                                       --------------

Trucking (No Local) - 0.3%
Motor Cargo Industries, Inc. (a)                        2,200                 26,598
                                                                       --------------

Truscking & Courier Services (No Air) - 0.0%
Landair Corp (a)                                          200                  1,700
                                                                       --------------

Utilities-Electric Utilities - 0.7%
Enel Societa Per Azioni ADR (b)                         2,600                 73,918
                                                                       --------------

Wholsale-Electrical Appliances, TV & Radio Sets - 0.1%
Craftmade International, Inc.                           1,200                 14,004
                                                                       --------------

Wholesale-Farm Product Raw Materials  - 0.1%
Standard Commercial Corp.                                  60                 11,760
                                                                       --------------

Wholsale-Drugs Proprietaries & Druggists' Sundries - 0.5%
First Horizon Pharmaceutical Corp. (a)                  2,400                 58,728
                                                                       --------------

Wholesale-Miscellaneous Durable Goods  - 0.8%
Racing Champions Corp. (a)                              8,200                 84,050
                                                                       --------------

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies  - 0.5%
TBC Corp. (a)                                           4,100                 48,995
                                                                       --------------

Wholesale-Petroleum Bulk Stations & Terminals - 0.4%
Kaneb Pipe Line Partners LP                             1,000                 40,430
                                                                       --------------


TOTAL COMMON STOCKS (Cost $4,968,854)                                      5,078,685
                                                                       --------------

Closed-End Mutual Funds - 17.5%

Equity Funds - 15.5%
Emerging Markets Telecommunications Fund, Inc.          7,800                 53,899
European Warrant Fund, Inc.                            14,000                 56,280
First Financial Fund, Inc.                              3,700                 47,360
Japan Equity Fund, Inc.                                19,100                 94,354
Japan OTC Equity Fund, Inc.                            26,400                147,840
John Hancock Bank & Thrift Opportunity Fund            10,000                 83,500
Korea Fund, Inc.                                        2,900                 35,757
LCM Internet Growth Fund, Inc.                         21,365                 70,505
Malaysia Fund, Inc.                                    25,000                 92,500
Morgan Stanley Dean Witter Asia-Pacific Fund, Inc.      7,800                 56,550
Morgan Stanley Dean Witter Eastern Europe Fund, Inc.    3,900                 57,525
New Ireland Fund, Inc.                                 18,400                191,728
Singapore Fund, Inc.                                   17,100                 84,132
Telecom Holders Trust                                   8,600                378,400
Templeton Emerging Markets Fund, Inc.                  22,800                182,172
Templeton Russia Fund, Inc.                             1,800                 30,870
Thai Fund, Inc. (a)                                     4,500                 15,525
                                                                       --------------
                                                                           1,678,897
                                                                       --------------


Paragon Dynamic Fortress Fund
Schedule of Investments - November 30, 2001 (Unaudited) - continued

Closed-End Mutual Funds - 17.5% (continued)          Shares                Value

Corporate Debt Funds - 2.0%
Morgan Stanley Dean Witter Emerging Markets Debt Fund, 14,900              $ 112,346
Pilgrim Prime Rate Trust                               16,000                105,440
                                                                       --------------
                                                                             217,786
                                                                       --------------

TOTAL CLOSED-END MUTUAL FUNDS (Cost $2,354,889)                            1,896,683
                                                                       --------------


Corporate Bonds - 2.0%                               Amount                Value

Browning Ferris Industries, Inc., 7.40%, 09/15/2035   200,000                161,215
Conseco, Inc., 8.796%, 04/01/2027                     275,000                 56,375

TOTAL CORPORATE BONDS  (Cost $314,650)                                       217,590
                                                                       --------------

TOTAL INVESTMENTS - 66.3%  (Cost $7,638,393)                               7,192,958
                                                                       --------------
Cash and other assets less liabilities - 33.7%                             3,649,273
                                                                       --------------
TOTAL NET ASSETS - 100.0%                                               $ 10,842,231
                                                                       ==============

See accompanying notes which are an integral part of the financial statements.
(a) Non-income producing
(b) American Depositary Receipt


Securities Sold Short                               Shares                 Value

Select Sector SPRD Fund - Fiancial                     15,000              $ 380,400
Select Sector SPRD Fund - Energy Select Sector         15,000                388,650
                                                                       --------------

Total (Proceeds $ 766,675)                                                 $ 769,050
                                                                       --------------


Paragon Strategic Ascent Fund
Schedule of Investments - November 30, 2001 (Unaudited)
Common Stocks - 50.9%                               Shares                Value

Apparel & Other Finished Products of Fabrics & Similar Material - 0.4%
Tandy Brands Accessories, Inc. (a)                      4,900               $935,966
                                                                      --------------

Blank Checks - 0.5%
Energizer Holdings, Inc. (a)                            2,600                 48,100
                                                                      --------------

Communication Services - 1.0%
Raindance Communications, Inc. (a)                     18,000                 97,560
                                                                      --------------

Computer Peripheral Equipment - 0.5%
Acres Gaming, Inc. (a)                                 10,000                 46,600
                                                                      --------------

Computer Storage Devices - 1.0%
MTI Technology Corp. (a)                               12,000                 23,160
Overland Data, Inc. (a)                                 9,100                 75,530
                                                                      --------------
                                                                              98,690
                                                                      --------------
Construction Special Trade Contractors - 0.5%
Matrix Service Co. (a)                                  7,000                 48,922
                                                                      --------------

Consumer Durables - 1.0%
Helen of Troy LTD.                                      9,800                104,860
                                                                      --------------

Consumer Products (Non-Durables)-Apparel Footware & Accessories - 0.2%
Fila Holdings SpA (c)                                  10,000                 26,000
                                                                      --------------

Dairy Products - 1.1%
Horizon Organic Holding Corp. (a)                       8,000                106,080
                                                                      --------------

Electronics Components & Accessories - 2.0%
Mercury Comuter Systems, Inc. (a)                       2,200                101,552
Vishay Intertechnology, Inc. (a)                        5,600                102,928
                                                                      --------------
                                                                             204,480
                                                                      --------------
Finance Lessors - 0.3%
PDS Gaming Corp. (a)                                    8,400                 26,880
                                                                      --------------

Finance Services - 1.0%
AmeriCredit Corp. (a)                                  4,500                 103,950
                                                                      --------------

Fire, Marine & Casualty Insurance - 1.4%
Kingsway Financial Services, Inc. (a)                  3,600                 39,096
Proggressive Corp.                                       700                102,571
                                                                      --------------
                                                                            141,667
                                                                      --------------
Footwear, (No Rubber) - 0.5%
Rocky Shoes & Boots, Inc. (a)                          8,000                 48,400
                                                                      --------------

Functions Related to Depository Banking - 0.3%
Banco Santander-Chile (c)                              2,200                 34,870
                                                                      --------------

General Industrial Machinery & Equipment - 1.0%
Tyco International LTD                                 1,700                 99,960
                                                                      --------------

Gold & Silver Ores - 1.0%
Barrick Gold Corp.                                     7,000                105,910
                                                                      --------------
Paragon Strategic Ascent Fund
Schedule of Investments - November 30, 2001 (Unaudited) - continued

Common Stocks - 50.9% - continued                   Shares                Value

Hospital & Medical Service Plans - 0.9%
Pacificare Health Systems, Inc. - Class B (a)          5,000               $ 87,750
                                                                      --------------

Industrial Organic Chemicals - 0.5%
International Specialty Products, Inc.                 6,100                 50,630
                                                                      --------------

In Vitro & In Vivo Diagnostic Substances - 1.0%
OSI Pharmaceuticals, Inc. (a)                          2,000                 96,960
                                                                      --------------

Laboratory Analytical Instruments - 1.0%
Beckman Coulter, Inc.                                  2,400                100,560
                                                                      --------------

Life Insurance - 1.0%
FPIC Insurance Group, Inc. (a)                         7,600                105,260
                                                                      --------------

Local Telecom & Private Transmission Services - 1.1%
Korea Telecom Corp. (c)                                4,600                106,950
                                                                      --------------

Lumber, Wood Production & Timber  - 0.2%
Masisa S.A. (c)                                        2,000                 24,100
                                                                      --------------

Manufacturers - Diversified - 1.0%
Griffon Corp. (a)                                      7,200                101,160
                                                                      --------------

Metals & Mining-Gold & Silver & Other Precious Metals - 0.4%
Durban Roodepoort Deep Limited ADR Sponsored (c)      31,000                 36,580
                                                                      --------------

Mining, Quarrying of Nonmetallic Minerals (No Fuels)  - 0.2%
Amcol International Corp                               3,200                 18,464
                                                                      --------------

Mortgage Bankers & Loan Correspondents  - 1.0%
American Home Mortgage Holdings, Inc.                  7,000                101,150
                                                                      --------------

Motor Vehicles & Passenger Car Bodies - 1.0%
Oshkosh Truck Corp.                                    2,400                102,480
                                                                      --------------

National Commercial Banks - 0.3%
First United Corp.                                     2,000                 32,200
                                                                      --------------

Oil & Gas Exploration & Production - 1.0%
Petroleo Brasileiro (c)                                5,300                106,795
                                                                      --------------

Ophthalmic Goods - 1.1%
Sola International, Inc. (a)                           5,900                106,318
                                                                      --------------

Personal Credit Institutions - 2.0%
Metris Companies, Inc.                                 5,000                103,750
USA Education, Inc.                                    1,200                102,084
                                                                      --------------
                                                                            205,834
                                                                      --------------




Paragon Strategic Ascent Fund
Schedule of Investments - November 30, 2001 (Unaudited) - continued

Common Stocks - 50.9% - continued                   Shares                Value

Pharmaceutical Preparations - 3.5%
Barr Laboratories, Inc. (a)                            1,600              $ 116,880
Connetics Corp. (a)                                   12,000                126,600
Mylan Labratories, Inc.                                3,200                110,336
                                                                      --------------
                                                                            353,816
                                                                      --------------

Retail-Building Materials. Hardware, Garden Supply - 0.6%
Tractor Supply Co. (a)                                 2,000                 58,700
                                                                      --------------

Semiconductors & Related Devices - 1.3%
OSI Systems, Inc. (a)                                  7,200                133,704
                                                                      --------------

Services-Business Services - 0.3%
Sciquest.com, Inc. (a)                                22,000                 26,400
                                                                      --------------

Services-Commercial Physical & Biological Research - 1.1%
Affymetrix, Inc. (a)                                   3,100                112,282
                                                                      --------------

Services-Computer Programming Services - 0.8%
Fargo Electronics, Inc. (a)                           11,600                 78,300
                                                                      --------------

Services-General Medical & Surgical Hospitals - 2.6%
Community Health Systems, Inc. (a)                     2,100                 53,781
Lifepoint Hospitals, Inc. (a)                          3,100                105,276
Triad Hospitals, Inc. (a)                              3,800                105,450
                                                                      --------------
                                                                            264,507
                                                                      --------------
Services-Help Supply Services  - 0.8%
Medix Resources, Inc. (a)                            115,000                 82,800
                                                                      --------------

Services-Management Consulting Services - 0.2%
Exponent, Inc.  (a)                                    1,800                 17,928
Marchfirst, Inc.                                      97,200                      -
                                                                      --------------
                                                                             17,928
                                                                      --------------
Services-Personal Services - 0.5%
Unifirst Corp.                                         2,500                 49,950
                                                                      --------------

Services - Prepackaged Software - 2.7%
Computer Associates International, Inc.                3,300                109,791
Netmanage, Inc. (a)                                  125,900                104,497
Vitalworks, Inc. (a)                                  12,000                 61,680
                                                                      --------------
                                                                            275,968
                                                                      --------------
Short-term Business Credit Institutions - 0.9%
Actrade Financial Technologies LTD (a)                 3,300                 92,730
                                                                      --------------

Surgical & Medical Instruments & Apparatus - 1.0%
Merit Medical Systems, Inc. (a)                        7,100                104,157
                                                                      --------------

Telecommunications-Internet & Online Service Provider - 0.2%
GigaMedia Limited (a)                                 15,000                 22,800
                                                                      --------------

Telephone Communications (No Radio Telephone) - 0.9%
Broadwing, Inc.                                       10,000                 95,200
                                                                      --------------

Paragon Strategic Ascent Fund
Schedule of Investments - November 30, 2001 (Unaudited) - continued

Common Stocks - 50.9% - continued                   Shares                Value

Telephone & Telegraph Apparatus - 0.5%
Westell Technologies, Inc. (a)                        21,000               $ 46,410
                                                                      --------------

Telephone Services - 1.0%
SBC Communications, Inc.                               2,600                 97,188
                                                                      --------------

Title Insurance - 0.9%
Stewart Information Services Corp.                     4,700                 95,363
                                                                      --------------

Trucking (No Local) - 0.3%
Motor Cargo Industries, Inc. (a)                       2,400                 29,016
                                                                      --------------

Trucking & Courier Services (No Air) - 0.1%
Landair Corp. (a)                                        600                  5,100
                                                                      --------------

Utilities-Electric Utilities - 0.7%
Enel SpA (c)                                           2,600                 73,918
                                                                      --------------

Wholesale-Electric Parts & Equipment - 0.2%
Tessco Technologies, Inc. (a)                          1,000                 15,170
                                                                      --------------

Wholesale-Miscellaneous Durable Goods  - 1.0%
Racing Champions Corp. (a)                            10,000                102,500
                                                                      --------------

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.5%
TBC Corp. (a)                                          4,000                 47,800
                                                                      --------------

Wholesale-Professional & Commercial Equipment & Supplies  - 0.9%
Global Imaging Systems, Inc. (a)                       6,600                 89,100
                                                                      --------------


TOTAL COMMON STOCKS (Cost $5,040,873)                                     5,132,893
                                                                      --------------

                                                  Principal
                                                    Amount                Value
Money Market Securities - 8.7%
Huntington Money Fund - Investment A, 1.24% (b)
(Cost876,01313)                                        876,013            $ 876,013
                                                                      --------------

TOTAL INVESTMENTS - 59.6% (Cost $5,916,886)                               6,008,906
                                                                      --------------
Cash and other assets less liabilities - 40.4%                            4,071,809
                                                                      --------------
TOTAL NET ASSETS - 100.0%                                              $ 10,080,715
                                                                      ==============

See accompanying notes which are an integral part of the financial statements.
(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2001.
(c) American Depositary Receipt


Paragon Strategic Ascent Fund
Schedule of Investments - November 30, 2001 (Unaudited)

Securities Sold Short                               Shares                Value

Actuate Corp. (a)                                     19,000               $ 90,440
C. H. Robinson Worldwide, Inc.                         3,600                100,044
CMGI, Inc. (a)                                        15,000                 31,350
Cypress Semiconductor Corp. (a)                        4,400                101,288
Dow Jones & Co., Inc.                                  2,000                101,240
DPL, Inc.                                              4,300                101,050
Enersis S.A. (c)                                       5,200                 70,200
Federal Mogul Corp. (a)                               30,000                 30,600
Finisar Corp. (a)                                     10,000                108,200
KeyCorp                                                4,400                100,760
Lattice Semincoductor Corp. (a)                        5,200                100,984
Nash Finch Co.                                         3,900                 96,954
National City Corp.                                    3,600                100,800
NCR Corp. (a)                                          2,600                 99,918
RSA Security, Inc. (a)                                 7,600                119,700
Sysco Corp.                                            4,000                 98,360
Unilever N.V.                                          1,800                102,420
Visual Networks, Inc. (a)                             18,000                 56,160
Watson Wyatt & Co. Holdings (a)                        4,000                 78,000
                                                                      --------------

Total (Proceeds $1,657,632)                                             $ 1,688,468
                                                                      ==============

Statement of Assets & Liabilities
November 30, 2001 (Unaudited)
                                                                       Paragon            Paragon
                                                                   Dynamic Fortress   Strategic Ascent
                                                                        Fund               Fund
Assets
Investment in securities, at value (cost $7,638,393 and                $ 7,192,958        $ 6,008,906
   $5,916,886 respectively)
Dividends receivable                                                        19,355              3,255
Interest receivable                                                          8,547                943
Receivable for securities sold                                           6,818,577          7,700,036
Receivable from broker                                                      12,508             37,771
                                                                   ----------------   ----------------
     Total assets                                                       14,051,945         13,750,911
                                                                   ----------------   ----------------

Liabilities
Securities sold short, at fair value (proceeds $766,675 and
   $1,657,632 respectively)                                                769,050          1,688,468
Payable to custodian bank                                                  279,818                  -
Accrued investment advisory fee payable                                     15,597             18,898
Payable for securities purchased                                         2,145,249          1,962,830
                                                                   ----------------   ----------------
     Total liabilities                                                   3,209,714          3,670,196
                                                                   ----------------   ----------------

Net Assets                                                            $ 10,842,231       $ 10,080,715
                                                                   ================   ================

Net Assets consist of:
Paid in capital                                                         12,619,472         27,519,471
Accumulated net investment income (loss)                                   164,175           (111,570)
Accumulated net realized loss on investments                            (1,493,605)       (17,388,370)
Net unrealized appreciation (depreciation) on investments                 (447,811)            61,184
                                                                   ----------------   ----------------

Net Assets, for 1,226,693 and 2,839,001 shares, respectively          $ 10,842,231       $ 10,080,715
                                                                   ================   ================

Net Asset Value

Net Assets Value,
Offering price and redemption price per share ($10,842,231 / 1,226,693
    and $10,080,715 / 2,839,001 respectively)                                $ 8.84             $ 3.55
                                                                   ================   ================

See accompanying notes which are an integral part of the financial statements.


Statement of Operations
for the six months ended November 30, 2001

                                                                           Paragon              Paragon
                                                                       Dynamic Fortess     Strategic Ascent
                                                                            Fund                 Fund
Investment Income
Dividend income                                                               $ 202,435             $ 35,311
Interest income                                                                 105,409               12,092
                                                                      ------------------   ------------------
Total Income                                                                    307,844               47,403
                                                                      ------------------   ------------------

Expenses
Investment advisory fee                                                         136,999              127,380
Trustees' fee                                                                       500                  500
Dividends on securities sold short                                                1,385               30,059
Interest expenses                                                                 6,611                1,534
                                                                      ------------------   ------------------
Total expenses before reimbursement                                             145,495              159,473
Reimbursed expenses                                                                (500)                (500)
                                                                      ------------------   ------------------
Total operating expenses                                                        144,995              158,973
                                                                      ------------------   ------------------

Net Investment Income (Loss)                                                    162,849             (111,570)
                                                                      ------------------   ------------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                   (1,326,389)          (3,147,175)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                     187,947             (240,740)
                                                                      ------------------   ------------------
Net realized and unrealized gain (loss) on investment securities             (1,138,442)          (3,387,915)
                                                                      ------------------   ------------------

Net decrease in net assets resulting from operations                         $ (975,593)        $ (3,499,485)
                                                                      ==================   ==================

See accompanying notes which are an integral part of the financial statements.


Paragon Dynamic Fortress Fund
Statement of Changes In Net Assets



                                                                            Six months ended
                                                                             November 30, 2001      Period ended
                                                                              (Unaudited)         May 31, 2001 (a)
                                                                           -------------------   -------------------
Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                      $ 162,849             $ 782,305
  Net realized gain (loss) on investment securities                                (1,326,389)             (167,217)
  Change in net unrealized appreciation (depreciation)                                187,947              (635,758)
                                                                           -------------------   -------------------
  Net increase (decrease) in net assets resulting from operations                    (975,593)              (20,670)
                                                                           -------------------   -------------------
Distributions
   From net investment income                                                               -              (780,979)
   From net realized gain                                                                   -                     -
                                                                           -------------------   -------------------
   Total distributions                                                                      -              (780,979)
                                                                           -------------------   -------------------
Capital Share Transactions
  Proceeds from shares sold                                                           888,774            30,670,461
  Reinvestment of distributions                                                             -               780,979
  Amount paid for shares repurchased                                               (5,724,866)          (13,995,875)
                                                                           -------------------   -------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                       (4,836,092)           17,455,565
                                                                           -------------------   -------------------
Total Increase (Decrease) in Net Assets                                            (5,811,685)           16,653,916

Net Assets
  Beginning of period                                                              16,653,916                     -
                                                                           -------------------   -------------------
  End of period [including accumulated net
    investment income (loss) of  $162,849 and $1,326 respectively]               $ 10,842,231          $ 16,653,916
                                                                           ===================   ===================

Capital Share Transactions
  Shares sold                                                                         100,764             3,061,076
  Shares issued in reinvestment of distributions                                            -                77,663
  Shares repurchased                                                                 (633,160)           (1,379,649)
                                                                           -------------------   -------------------

  Net increase (decrease) from capital transactions                                  (532,396)            1,759,090
                                                                           ===================   ===================

See accompanying notes which are an integral part of the financial statements.
(a) For the period June 8, 2000 (Commencement of Operations) through May 31, 2001.

Paragon Dynamic Fortress Fund
Statement of Changes In Net Assets



                                                                            Six months ended
                                                                             November 30, 2001      Period ended
                                                                              (Unaudited)         May 31, 2001 (a)
                                                                           -------------------   -------------------
Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                      $ 162,849             $ 782,305
  Net realized gain (loss) on investment securities                                (1,326,389)             (167,217)
  Change in net unrealized appreciation (depreciation)                                187,947              (635,758)
                                                                           -------------------   -------------------
  Net increase (decrease) in net assets resulting from operations                    (975,593)              (20,670)
                                                                           -------------------   -------------------
Distributions
   From net investment income                                                               -              (780,979)
   From net realized gain                                                                   -                     -
                                                                           -------------------   -------------------
   Total distributions                                                                      -              (780,979)
                                                                           -------------------   -------------------
Capital Share Transactions
  Proceeds from shares sold                                                           888,774            30,670,461
  Reinvestment of distributions                                                             -               780,979
  Amount paid for shares repurchased                                               (5,724,866)          (13,995,875)
                                                                           -------------------   -------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                       (4,836,092)           17,455,565
                                                                           -------------------   -------------------
Total Increase (Decrease) in Net Assets                                            (5,811,685)           16,653,916

Net Assets
  Beginning of period                                                              16,653,916                     -
                                                                           -------------------   -------------------
  End of period [including accumulated net
    investment income (loss) of  $162,849 and $1,326 respectively]               $ 10,842,231          $ 16,653,916
                                                                           ===================   ===================

Capital Share Transactions
  Shares sold                                                                         100,764             3,061,076
  Shares issued in reinvestment of distributions                                            -                77,663
  Shares repurchased                                                                 (633,160)           (1,379,649)
                                                                           -------------------   -------------------

  Net increase (decrease) from capital transactions                                  (532,396)            1,759,090
                                                                           ===================   ===================

See accompanying notes which are an integral part of the financial statements.
(a) For the period June 8, 2000 (Commencement of Operations) through May 31, 2001.



Paragon Strategic Ascent Fund
Statement of Changes In Net Assets
for the six months ended November 30, 2001


                                                                            Six months ended
                                                                             November 30, 2001      Period ended
                                                                              (Unaudited)         May 31, 2001 (a)
                                                                           -------------------   -------------------
Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                     $ (111,570)           $ (176,447)
  Net realized gain (loss) on investment securities                                (3,147,175)          (14,241,195)
  Change in net unrealized appreciation (depreciation)                               (240,740)              301,923
                                                                           -------------------   -------------------
  Net increase (decrease) in net assets resulting from operations                  (3,499,485)          (14,115,719)
                                                                           -------------------   -------------------
Distributions
   From net investment income                                                               -                     -
   From net realized gain                                                                   -                     -
                                                                           -------------------   -------------------
   Total distributions                                                                      -                     -
                                                                           -------------------   -------------------
Capital Share Transactions
  Proceeds from shares sold                                                         1,689,082            38,018,723
  Reinvestment of distributions                                                             -                     -
  Amount paid for shares repurchased                                               (5,387,211)           (6,624,675)
                                                                           -------------------   -------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                       (3,698,129)           31,394,048
                                                                           -------------------   -------------------
Total Increase (Decrease) in Net Assets                                            (7,197,614)           17,278,329

Net Assets
  Beginning of period                                                              17,278,329                     -
                                                                           -------------------   -------------------
  End of period [including accumulated net
    investment income (loss) of  $0 and ($111,570) respectively]                 $ 10,080,715          $ 17,278,329
                                                                           ===================   ===================

Capital Share Transactions
  Shares sold                                                                         430,421             4,696,889
  Shares issued in reinvestment of distributions                                            -                     -
  Shares repurchased                                                               (1,347,357)             (940,952)
                                                                           -------------------   -------------------

  Net increase (decrease) from capital transactions                                  (916,936)            3,755,937
                                                                           ===================   ===================

See accompanying notes which are an integral part of the financial statements.
(a) For the period June 8, 2000 (Commencement of Operations) through May 31, 2001.


Paragon Dynamic Fortress
Financial Highlights

                                                                         Six months ended
                                                                        November 30, 2001     Period Ended
                                                                          (Unaudited)       May 31, 2001 (a)
                                                                       ------------------   ------------------
Selected Per Share Data
Net asset value, beginning of period                                              $ 9.47              $ 10.00
                                                                       ------------------   ------------------
Income from investment operations
  Net investment income                                                             0.12                 0.35
  Net realized and unrealized gain                                                 (0.75)               (0.67)
                                                                       ------------------   ------------------
Total from investment operations                                                   (0.63)               (0.32)
                                                                       ------------------   ------------------
Distributions to shareholders
  From net investment income                                                        0.00                (0.21)
  From net realized gain                                                            0.00                 0.00
                                                                       ------------------   ------------------
Total distributions                                                                 0.00                (0.21)
                                                                       ------------------   ------------------

Net asset value, end of period                                                    $ 8.84               $ 9.47
                                                                       ==================   ==================

Total Return  (b)                                                                 (6.65)%              (1.87)%

Ratios and Supplemental Data
Net assets, end of period (000)                                                  $10,842              $16,654
Ratio of expenses to average net assets before reimbursement
  excluding dividends and borrowing cost on securities sold short.                 2.26% (c)            2.25% (c)
Ratio of expenses to average net assets before reimbursement
   on expenses from dividends on securities sold short.                            0.13% (c)            0.05% (c)
Total ratio of expenses to average net assets before reimbursement                 2.39% (c)            2.30% (c)
Ratio of expenses to average net assets after reimbursement
  excluding dividends and borrowing cost on securities sold short.                 2.25% (c)            2.25% (c)
Ratio of expenses to average net assets after reimbursement
   on expenses from dividends on securities sold short.                            0.13% (c)            0.05% (c)
Total ratio of expenses to average net assets after reimbursement                  2.38% (c)            2.30% (c)
Ratio of net investment income to average net assets                               2.59% (c)            3.45% (c)
Ratio of net investment income to average net assets
    before expense reimbursement                                                   2.58% (c)            3.45% (c)

Portfolio turnover rate                                                         1036.15%              977.69%

See accompanying notes which are an integral part of the financial statements.
(a) For the period June 8, 2000 (commencement of operations) through May 31, 2001.
(b) For a period of less than one full year, the total return is not annualized.
(c) Annualized.

Paragon Strategic Ascent Fund
Financial Highlights
                                                                         Six months ended
                                                                        November 30, 2001     Period Ended
                                                                          (Unaudited)       May 31, 2001 (a)
                                                                       ------------------   ------------------
Selected Per Share Data
Net asset value, beginning of period                                             $ 10.00              $ 10.00
                                                                       ------------------   ------------------
Income from investment operations
  Net investment loss                                                              (0.04)               (0.07)
  Net realized and unrealized loss                                                 (6.41)               (5.33)
                                                                       ------------------   ------------------
Total from investment operations                                                   (6.45)               (5.40)
                                                                       ------------------   ------------------
Distributions to shareholders
  From net investment income                                                        0.00                 0.00
  From net realized gain                                                            0.00                 0.00
                                                                       ------------------   ------------------
Total distributions                                                                 0.00                 0.00
                                                                       ------------------   ------------------

Net asset value, end of period                                                    $ 3.55               $ 4.60
                                                                       ==================   ==================

Total Return  (b)                                                                 (64.50)%             (54.00)%

Ratios and Supplemental Data
Net assets, end of period (000)                                                  $10,081              $17,278
Ratio of expenses to average net assets before reimbursement
  excluding dividends and borrowing cost on securities sold short.                 2.27% (c)            2.25% (c)
Ratio of expenses to average net assets before reimbursement
   on expenses from dividends on securities sold short.                            0.56% (c)            0.06% (c)
Total ratio of expenses to average net assets before reimbursements                2.83% (c)            2.31% (c)
Ratio of expenses to average net assets after reimbursement
  excluding dividends and borrowing cost on securities sold short.                 2.25% (c)            2.25% (c)
Ratio of expenses to average net assets after reimbursement
   on expenses from dividends on securities sold short.                            0.56% (c)            0.06% (c)
Total ratio of expenses to average net assets after reimbursement                  2.81% (c)            2.31% (c)
Ratio of net investment income to average net assets                             (1.98)% (c)          (0.95)% (c)
Ratio of net investment income to average net assets
    before expense reimbursement                                                 (1.99)% (c)          (0.96)% (c)

Portfolio turnover rate                                                         2903.51%             5946.10%

See accompanying notes which are an integral part of the financial statements.
(a) For the period June 8, 2000 (commencement of operations) through May 31, 2001.
(b) For a period of less than one full year, the total return is not annualized.
(c) Annualized.

                                  Paragon Funds
                          Notes to Financial Statements
                          November 30, 2001 (Unaudited)


NOTE 1. ORGANIZATION

The Paragon Dynamic Fortress Fund (the "Dynamic Fortress Fund") and the Paragon Strategic Ascent Fund (the "Strategic Ascent Fund") (each a "Fund" or collectively as the "Funds") were organized as non-diversified series of the AmeriPrime Advisors Trust (the "Trust") on April 10, 2000 and commenced operations on June 8, 2000. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of Funds currently authorized by the Board of Trustees. The investment objective of the Dynamic Fortress Fund is long-term growth of capital and preservation of capital. The investment objective of the Strategic Ascent Fund is long-term growth of capital. The investment adviser to the Funds is Paragon Capital Management, Inc. (the "Adviser").


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Funds' Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's Adviser, in conformity with guidelines adopted by the and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Short Sales - Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security, which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.


                                  Paragon Funds
                          Notes to Financial Statements
                    November 30, 2001 - (Unaudited) continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Paragon Capital Management, Inc, serves as the Adviser. Together, David Allen Young and Catherine B. Young own 100% of, and may be deemed to control, Paragon Capital Management, Inc.

Under the terms of the management agreements (the "Agreements"), the Adviser manages each Fund's investments subject to approval of the Board and pays all of the expenses of each Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses of securities sold short), Rule 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended November 30, 2001, the Adviser earned a fee of $136,999 for the Dynamic Fortress Fund and $127,380 for the Strategic Ascent Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. The Adviser has voluntarily agreed to reimburse each Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund. For the six months ended November 30, 2001, the Adviser reimbursed expenses of $500 for the Dynamic Fortress Fund and $500 for the Strategic Ascent Fund. There is no guarantee that the Adviser will continue to reimburse such fees and expenses in the future.

Each Fund has retained Unified to manage each Fund's business affairs and provide each Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the management agreements. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Funds retain Unified Financial Securities, Inc. to act as the principal distributor of their shares. There were no payments made to the distributor during the six months ended November 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

                                  Paragon Funds
                          Notes to Financial Statements
                    November 30, 2001 - (Unaudited) continued


NOTE 4. INVESTMENTS

Dynamic Fortress Fund. For the six months ended November 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $113,524,422 and $119,359,389, respectively. As of November 30, 2001, the gross unrealized appreciation for all securities totaled $260,859 and the gross unrealized depreciation for all securities totaled $708,670 for a net unrealized depreciation of $447,811. The aggregate cost of securities for federal income tax purposes at November 30, 2001 was $12,158,971, including wash sales of $4,520,578.

Strategic Ascent Fund. For the six months ended November 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $223,230,888 and $224,785,312, respectively. As of November 30, 2001, the gross unrealized appreciation for all securities totaled $246,171 and the gross unrealized depreciation for all securities totaled $184,987 for a net unrealized appreciation of $61,184. The aggregate cost of securities for federal income tax purposes at November 30, 2001 was $8,122,519 including wash sales of $484,126.


NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of each Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2001, Charles Schwab & Co. held 99.70% of the Dynamic Fortress Fund in an omnibus account for the benefit of others. As of November 30, 2001, Charles Schwab & Co. held 90.82% of the Strategic Ascent Fund in an omnibus account for the benefit of others.


NOTE 7. FEDERAL INCOME TAXES

At November 30, 2001, the Strategic Ascent Fund had available for federal tax purposes an unused capital loss carry forward of $9,720,617 which expires in 2009.